ROYALTY INTERESTS (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Royalty Interests [Line Items]
Royalty income	$ 1,439	$ 2,131
Royalty Interest Depletion	$ 802	1,732
Gold tax, percentage	5.00%
Direct Gold Tax Amount	$ 42	92
Royalty interest	13,488	$ 14,346	$ 21,943
Corvus Royalty Interests [Member]
Royalty Interests [Line Items]
Royalty interest	$ 350
Corvus Royalty Interests [Member] | Bottom of range [member]
Royalty Interests [Line Items]
Net Smelter Return Royalty	1.00%
Corvus Royalty Interests [Member] | Top of range [member]
Royalty Interests [Line Items]
Net Smelter Return Royalty	3.00%
Millrock Royalty Interests [Member]
Royalty Interests [Line Items]
Royalty interest	$ 211
Leeville Mine [Member]
Royalty Interests [Line Items]
Gross smelter return royalty	1.00%
East Ore Body Mine [Member]
Royalty Interests [Line Items]
Gross smelter return royalty	1.00%
North Pipeline [Member]
Royalty Interests [Line Items]
Description of production royalty	Should the property become producing, the Company will receive a production royalty of US$0.50 per yard of ore processed or 4% of net profit, whichever is greater.